Note 3 - Inventories	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Inventory Disclosure [Text Block]
3—INVENTORIES

Inventories consist of the following:

	06-30-2017	12-31-2016
Components, spare parts	4,415	4,683
Work-in-progress	883	809
Finished goods	3,660	3,342
Total gross inventories	8,958	8,834
Less: provision for slow-moving inventory	(824)	(804)
Total	8,135	8,030